Supplemental Cash Flow Information - Additional Information - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations		$ 171,500	$ 170,000	$ 193,300
Income taxes paid		6,900	3,500	3,700
Due from joint ventures		17,500	10,991
Partners' equity		1,863,511	1,692,913
Toledo Spirit
Schedule Of Supplemental Cash Flow [Line Items]
Property, Plant and Equipment, Disposals			23,600
Obligations
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt			1,056,792
Obligations | Toledo Spirit
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt			$ 23,600
Bahrain LNG Joint Venture
Schedule Of Supplemental Cash Flow [Line Items]
Due from joint ventures				$ 79,100
Partners' equity	$ 7,900
Subordinated debt	$ 71,200	$ 73,400
Subordinated borrowing, interest rate (in percentage)	6.00%